Source of Earnings before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Domestic					$ 32,404	$ 12,415	$ 7,300
Foreign					9,931	7,078	6,125
Income before income taxes	$ 5,825	$ 16,057	$ 18,052	$ 20,118	$ 42,335	$ 19,493	$ 13,425